Trade Accounts Receivable	6 Months Ended
Jul. 31, 2024
Trade Accounts Receivable
Trade Accounts Receivable

Note 5 – Trade Accounts Receivable

	July 31,	January 31,
	2024	2024
Trade accounts receivable	58,459	52,268
Less: Provision for credit losses	(955)	(699)
	57,504	51,569

Included in accounts receivable are unbilled receivables in the amount of $2.9 million as at July 31, 2024 ($2.4 million as at January 31, 2024). No single customer accounted for more than 10% of the accounts receivable balance as of July 31, 2024 and January 31, 2024.

The following table presents the changes in the provision for credit losses as follows:

Provision
for Credit
Losses
Balance at January 31, 2024	699
Current period provision for expected losses	1,010
Write-offs charged against the provision	(750)
Effect of movements in foreign exchange	(4)
Balance at July 31, 2024	955